S-K 1603(c) Fiduciary Duties to Other Companies	Dec. 19, 2025
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
SPAC Officers and Directors, Fiduciary Duties to Other Companies, Description [Text Block]

Under Cayman Islands law, directors and officers owe fiduciary duties to the Company, including:

•        duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

•        duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

•        directors should not improperly fetter the exercise of future discretion; and

•        duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests.

Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our executive officers and directors currently have fiduciary duties or contractual obligations:

Individual(1)	Entity	Entity’s Business	Affiliation
Dr. Samuel P. Wertheimer	Brookline Capital Markets	Investment Bank	Founder
Patrick A. Sturgeon	Brookline Capital Markets	Investment Bank	Managing Partner
	Longevity Health Holdings, Inc.	Biotech	Director
Dimitre J. Genov	Brookline Capital Markets	Investment Bank	Managing Director
Hayden Edwards	Brookline Capital Markets	Investment Bank	Associate
James L. Kempner	LSH Partners	Investment Bank	President
Thomas Vecchiolla	Gencor Industries, Inc.	Construction	Director
	QinetiQ US	Technology	President and Chief Executive

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(1)      Each person has a fiduciary duty with respect to the listed entities next to their respective names.